Summary of Significant Accounting Policies - Summary of Concentration Risk (Details) - Customer Concentration Risk	12 Months Ended
	Sep. 24, 2022	Sep. 25, 2021	Sep. 26, 2020
Customer A | Revenue from Contract with Customer Benchmark
Concentration Risk [Line Items]
Concentration risk, percentage	94.40%	66.90%
Customer A | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk, percentage	39.50%	96.60%
Customer B | Revenue from Contract with Customer Benchmark
Concentration Risk [Line Items]
Concentration risk, percentage		28.10%	44.80%
Customer B | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk, percentage	40.70%
Customer C | Revenue from Contract with Customer Benchmark
Concentration Risk [Line Items]
Concentration risk, percentage			42.50%
Customer C | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk, percentage	15.30%
Customer Total | Revenue from Contract with Customer Benchmark
Concentration Risk [Line Items]
Concentration risk, percentage	94.40%	95.00%	87.30%
Customer Total | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk, percentage	95.50%	96.60%